EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)
Balance, beginning of period	$46,100
Acquisitions through business combinations	338
Disposals, net of additions[1]	(89)
Share of comprehensive income	855
Distributions received	(968)
Return of capital	(325)
Foreign currency translation and other	(663)
Balance, end of period	$45,248
1.Includes assets sold and amounts reclassified to held for sale, as well as changes in accounting basis.
Disposals, net of additions, of $89 million during the period primarily relate to the consolidation of our German office portfolio within our Real Estate segment, which was previously recorded as an equity accounted investment. This was partially offset by the acquisitions of equity accounted investments in AusNet Services Ltd. and a smart meter business in Australia and New Zealand within our Infrastructure segment.